Non-Controlling Interests - Spero Cantab - Additional Information (Detail)	1 Months Ended			3 Months Ended		12 Months Ended			22 Months Ended
	Dec. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2016 USD ($) Option shares	Mar. 31, 2018 USD ($) Option	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Option	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2018 USD ($) Option
Noncontrolling Interest [Line Items]
Research and development expense				$ 8,925,000	$ 5,999,000	$ 32,869,000	$ 26,333,000	$ 11,125,000
Non-controlling interest	$ 355,000			355,000		355,000	$ (3,808,000)		$ 355,000
Spero Cantab [Member]
Noncontrolling Interest [Line Items]
Ownership percentage							12.50%
Non-controlling interest	0			$ 0		0	$ 1,303,000		$ 0
Spero Cantab [Member] | Cantab Agreements [Member]
Noncontrolling Interest [Line Items]
Common stock shares issued | shares			125
Ownership percentage			12.50%
Common stock issued, aggregate fair value			$ 1,600,000
Upfront consideration			300,000
Non-controlling interest			1,600,000
Cash payment for repurchase of shares		$ 200,000
Spero Cantab [Member] | Cantab Agreements [Member] | Contingent Milestone Payments [Member]
Noncontrolling Interest [Line Items]
Cash payment for repurchase of shares		$ 100,000
Spero Cantab [Member] | Cantab Anti Infectives Ltd. [Member] | Cantab Agreements [Member]
Noncontrolling Interest [Line Items]
Research and development expense			$ 300,000
Spero Cantab [Member] | Cantab Anti Infectives Ltd. [Member] | Cantab Agreements [Member] | Niaid [Member]
Noncontrolling Interest [Line Items]
Number of option period for funding from government contract | Option			3
Maximum received fund	1,300,000					$ 1,300,000
Maximum potential funding from government contract			$ 6,000,000
Spero Cantab [Member] | Cantab Anti Infectives Ltd. [Member] | Cantab Agreements [Member] | Niaid [Member] | First Option [Member]
Noncontrolling Interest [Line Items]
Number of option period for funding from government contract committed to date | Option				2		2			2
Committed amount from government contract to date				$ 5,400,000		$ 5,100,000			$ 5,400,000
Spero Cantab [Member] | New Pharma License Holding Limited [Member] | Cantab Agreements [Member]
Noncontrolling Interest [Line Items]
Research and development expense			1,600,000
Spero Cantab [Member] | Pro Bono Bio PLC [Member] | Cantab Agreements [Member]
Noncontrolling Interest [Line Items]
Maximum amounts of investments for anti-dilution protection			$ 8,000,000
Spero Cantab [Member] | Pro Bono Bio PLC [Member] | Cantab Agreements [Member] | Minimum [Member]
Noncontrolling Interest [Line Items]
Ownership percentage			5.00%
Spero Cantab [Member] | Pro Bono Bio PLC [Member] | Cantab Agreements [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Ownership percentage			12.50%
Spero Gyrase, Inc. [Member]
Noncontrolling Interest [Line Items]
Ownership percentage							20.00%
Non-controlling interest	$ 355,000			$ 400,000		$ 355,000	$ 380,000		$ 400,000